CAPITAL STRUCTURE - Shares Repurchased by the Company - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Mar. 10, 2023	Mar. 08, 2023	Aug. 26, 2022	Aug. 18, 2022	Jun. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital Structure [Line Items]
Treasury shares, shares						93,408,292	109,744,816
Ordinary shares, issued						1,404,679,067	1,445,052,143
Ordinary shares, outstanding						1,311,270,775	1,335,307,327
Shares repurchased by the Company						$ 169,836	$ 189,161	$ 52,026
Treasury Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)						40,373,076	102,783,027	16,116,135
Shares repurchased by the Company						$ 169,836	$ 189,161	$ 52,026
Treasury Shares [Member] | Two Thousand And Twenty One Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount					$ 500,000
Stock repurchase program period					3 years
Shares repurchased by the Company (in shares)						0
Retirement of shares (in shares)							1,500,000	0
Treasury Shares [Member] | Two Thousand And Twenty One Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)							5,929,076	5,372,045
Treasury Shares [Member] | Two Thousand And Twenty One Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)							17,787,228	16,116,135
Treasury Shares [Member] | Two Thousand And Twenty Two Melco International Repurchase Program [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)				9,995,799
Retirement of shares (in shares)			9,995,799
Shares repurchased by the Company			$ 152,709
Treasury stock acquired, Average cost per share			$ 1.7967
Treasury Shares [Member] | Two Thousand And Twenty Two Melco International Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)				25,000,000
Treasury stock acquired, Average cost per share			$ 5.39
Treasury Shares [Member] | Two Thousand And Twenty Two Melco International Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)				75,000,000
Treasury Shares [Member] | Two Thousand And Twenty Three Melco International Repurchase Program [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)		40,373,076
Retirement of shares (in shares)	40,373,076
Shares repurchased by the Company	$ 169,836
Treasury stock acquired, Average cost per share	$ 4.2067
Treasury Shares [Member] | Two Thousand And Twenty Three Melco International Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Treasury stock acquired, Average cost per share	$ 12.62